6. FIXED ASSETS	12 Months Ended
Dec. 31, 2013
Fixed Assets
FIXED ASSETS

On December 31, 2013, the Company acquired a 5,000 square foot commercial building in Pueblo West for the purchase price of $452,753.  We did not book any depreciation expense for the asset in 2013.  In future years, the building will be depreciated using straight-line depreciation and an estimated useful life of 25 years.